Taxes On Income (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Corporate tax rates		26.50%	26.50%	25.00%
Period for certain income from approved enterprise program to be tax exempt, in years		2 years
Tax rate for certain income from approved enterprise program		25.00%
Period of reduced tax rate for certain income from approved enterprise program, in years		8 years
Commencement of production maximum period for tax exempt income, in years		12 years
Period after date of approval which income is not longer tax exempt, in years		14 years
Minimum percentage of income from exports		25.00%
Tax-exempt profits earned by the company's "Approved Enterprises" and "Privileged Enterprises		$ 620,000
Alternative tax rate		25.00%
Income tax liability		$ 155,000
Withholding tax rate on distribution of preferred income		15.00%
Liability for unrecognized tax benefits		$ 49,813	$ 46,158	$ 62,852
Accrued interest and penalties		3,952	3,658
Income from tax settlement		0	$ 7,100
Available carry forward tax losses		137,321
Available carry forward tax losses non-Israeli subsidiaries		$ 43,942
Subsequent Event
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Corporate tax rates	25.00%
Development Area A
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Preferred Enterprise tax rate		7.00%	10.00%
Other Regions
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Preferred Enterprise tax rate		12.50%	15.00%
Maximum
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Period of reduced tax rate for certain income from approved enterprise program, in years		10 years
Minimum
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Period of reduced tax rate for certain income from approved enterprise program, in years		5 years
Tax Year 2014
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Withholding tax rate on distribution of preferred income		20.00%
Tax Year 2014 | Development Area A
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Preferred Enterprise tax rate		9.00%
Tax Year 2014 | Other Regions
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Preferred Enterprise tax rate		16.00%